Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	14.40%	11.21%		14.12%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	14.73%	11.51%		14.42%
Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Average Annual Return, Percent	14.82%	11.60%	15.10%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent	16.33%	15.88%		13.66%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	8.99%	13.53%		10.71%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent	16.33%	15.88%		13.66%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	8.99%	13.53%		10.71%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Average Annual Return, Percent	16.33%	15.88%	14.50%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	8.99%	13.53%	11.42%